Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Leases
	For the year ended December 31, 2024	For the year ended December 31, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	8,734	8,442
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	3,696	—
Weighted average remaining lease term
Operating leases	1.41	0.37
Weighted average discount rate
Operating leases	4.13%	4.21%
Short-term lease cost	2,701	223

Schedule of Maturity of Operating Lease Liabilities	As of December 31, 2025, the maturity of operating lease liabilities are as follows:
The years ended December 31,	RMB
2026	1,153
2027	—
2028	—
Subtotal	1,153
Less imputed interest	8
Total	1,145